RELATED PARTY TRANSACTIONS (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Borrowing relationship exceeds level	$ 60,000
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	190,000	$ 216,000
New loans and advances	594,000	0
Repayments	(369,000)	(26,000)
Balance at end of year	415,000	190,000
Directors and executive officers deposit	$ 1,000,000	$ 1,300,000
Minimum [Member]
Related Party Transaction [Line Items]
Related party entity ownership percentage	10.00%